Quarterly Holdings Report
for

Fidelity Freedom® 2010 Fund

June 30, 2020

F10-QTLY-0820
1.818356.115

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.16% 9/3/20 (a)
(Cost $3,978,949)	3,980,000	3,979,018
	Shares	Value

Domestic Equity Funds - 18.5%
Fidelity Series All-Sector Equity Fund (b)	3,486,809	$33,717,447
Fidelity Series Blue Chip Growth Fund (b)	3,864,408	69,288,831
Fidelity Series Commodity Strategy Fund (b)	34,583,671	132,801,297
Fidelity Series Growth Company Fund (b)	6,636,082	147,453,746
Fidelity Series Intrinsic Opportunities Fund (b)	8,935,392	133,941,531
Fidelity Series Large Cap Stock Fund (b)	8,314,537	116,985,537
Fidelity Series Large Cap Value Index Fund (b)	3,690,026	40,553,387
Fidelity Series Opportunistic Insights Fund (b)	3,677,191	70,822,693
Fidelity Series Small Cap Discovery Fund (b)	1,481,615	14,593,906
Fidelity Series Small Cap Opportunities Fund (b)	3,817,106	46,683,211
Fidelity Series Stock Selector Large Cap Value Fund (b)	9,545,268	99,270,786
Fidelity Series Value Discovery Fund (b)	6,363,517	74,453,145
TOTAL DOMESTIC EQUITY FUNDS
(Cost $773,406,007)		980,565,517

International Equity Funds - 18.2%
Fidelity Series Canada Fund (b)	4,770,147	45,507,198
Fidelity Series Emerging Markets Fund (b)	5,262,877	44,997,595
Fidelity Series Emerging Markets Opportunities Fund (b)	21,480,846	411,787,825
Fidelity Series International Growth Fund (b)	8,219,428	140,881,004
Fidelity Series International Small Cap Fund (b)	2,524,374	40,339,492
Fidelity Series International Value Fund (b)	16,754,671	140,906,779
Fidelity Series Overseas Fund (b)	13,600,446	140,356,607
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $815,300,728)		964,776,500

Bond Funds - 46.5%
Fidelity Series Emerging Markets Debt Fund (b)	3,816,852	34,237,163
Fidelity Series Floating Rate High Income Fund (b)	828,855	7,144,734
Fidelity Series High Income Fund (b)	4,079,021	36,017,760
Fidelity Series Inflation-Protected Bond Index Fund (b)	47,669,290	498,144,079
Fidelity Series International Credit Fund (b)	386,006	3,952,705
Fidelity Series Investment Grade Bond Fund (b)	143,516,540	1,740,855,624
Fidelity Series Long-Term Treasury Bond Index Fund (b)	11,362,866	118,060,177
Fidelity Series Real Estate Income Fund (b)	2,347,286	22,674,787
TOTAL BOND FUNDS
(Cost $2,300,326,255)		2,461,087,029

Short-Term Funds - 16.7%
Fidelity Cash Central Fund 0.12% (c)	13,091,376	13,093,994
Fidelity Series Government Money Market Fund 0.25% (b)(d)	692,497,532	692,497,532
Fidelity Series Short-Term Credit Fund (b)	17,354,333	177,361,282
TOTAL SHORT-TERM FUNDS
(Cost $878,760,748)		882,952,808
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,771,772,687)		5,293,360,872
NET OTHER ASSETS (LIABILITIES) - 0.0%		(467,207)
NET ASSETS - 100%		$5,292,893,665

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	44	Sept. 2020	$3,912,480	$35,382	$35,382
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	74	Sept. 2020	3,647,090	(2,793)	(2,793)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	213	Sept. 2020	32,910,630	(603,162)	(603,162)
TOTAL FUTURES CONTRACTS					$(570,573)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,331,425.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,845
Total	$5,845

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$28,032,741	$27,455	$818,048	$--	$(146,503)	$6,621,802	$33,717,447
Fidelity Series Blue Chip Growth Fund	51,035,732	50,290	1,464,642	--	495,852	19,171,599	69,288,831
Fidelity Series Canada Fund	33,241,204	7,776,291	1,635,156	--	(317,725)	6,442,584	45,507,198
Fidelity Series Commodity Strategy Fund	164,179,523	93,966	37,842,840	--	(15,703,759)	22,074,407	132,801,297
Fidelity Series Emerging Markets Debt Fund	31,151,273	494,961	889,283	465,945	15,076	3,465,136	34,237,163
Fidelity Series Emerging Markets Fund	27,945,598	11,487,478	863,987	--	9,137	6,419,369	44,997,595
Fidelity Series Emerging Markets Opportunities Fund	262,352,741	93,226,794	13,378,363	--	(124,290)	69,710,943	411,787,825
Fidelity Series Floating Rate High Income Fund	6,783,903	90,636	215,149	83,617	(28,877)	514,221	7,144,734
Fidelity Series Government Money Market Fund 0.25%	768,710,755	39,297,519	115,510,742	524,225	--	--	692,497,532
Fidelity Series Growth Company Fund	106,586,738	107,052	3,032,073	--	1,396,216	42,395,813	147,453,746
Fidelity Series High Income Fund	34,118,548	550,609	1,075,748	515,508	(25,112)	2,449,463	36,017,760
Fidelity Series Inflation-Protected Bond Index Fund	474,487,500	24,220,567	17,898,548	268,871	382,018	16,952,542	498,144,079
Fidelity Series International Credit Fund	3,662,875	27,203	--	27,203	--	240,392	3,952,705
Fidelity Series International Growth Fund	171,093,288	89,844	57,853,813	--	21,033,352	6,518,333	140,881,004
Fidelity Series International Small Cap Fund	39,888,556	29,336	6,879,249	--	1,008,650	6,292,199	40,339,492
Fidelity Series International Value Fund	142,840,532	1,001,417	26,422,157	--	(5,728,393)	29,215,380	140,906,779
Fidelity Series Intrinsic Opportunities Fund	116,681,353	114,092	3,454,520	--	754,163	19,846,443	133,941,531
Fidelity Series Investment Grade Bond Fund	1,671,514,483	68,483,524	84,010,787	11,803,447	699,889	84,168,515	1,740,855,624
Fidelity Series Large Cap Stock Fund	102,370,926	98,559	3,030,771	--	697,335	16,849,488	116,985,537
Fidelity Series Large Cap Value Index Fund	28,049,838	10,370,390	888,047	--	20,937	3,000,269	40,553,387
Fidelity Series Long-Term Treasury Bond Index Fund	123,188,090	8,702,732	10,714,545	2,613,503	1,700,950	(4,817,050)	118,060,177
Fidelity Series Opportunistic Insights Fund	57,705,687	56,559	1,626,423	--	674,881	14,011,989	70,822,693
Fidelity Series Overseas Fund	134,768,955	9,963,483	30,832,565	--	(3,729,249)	30,185,983	140,356,607
Fidelity Series Real Estate Income Fund	20,106,049	331,290	674,127	309,302	(68,642)	2,980,217	22,674,787
Fidelity Series Short-Term Credit Fund	171,248,199	1,025,240	789,827	1,025,012	(8,270)	5,885,940	177,361,282
Fidelity Series Small Cap Discovery Fund	11,404,842	52,197	395,471	40,051	(67,251)	3,599,589	14,593,906
Fidelity Series Small Cap Opportunities Fund	39,828,055	40,042	1,244,065	--	80,088	7,979,091	46,683,211
Fidelity Series Stock Selector Large Cap Value Fund	74,967,864	16,478,914	2,381,621	--	(58,376)	10,264,005	99,270,786
Fidelity Series Value Discovery Fund	55,416,843	12,175,438	1,717,837	--	85,090	8,493,611	74,453,145
	$4,953,362,691	$306,463,878	$427,540,404	$17,676,684	$3,047,187	$440,932,273	$5,276,287,860

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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